TYPE:	13F-HR
PERIOD 09/30/2008
FILER
   CIK	1166385
   CCC	mhxtav#6
SUBMISSION - CONTACT
   NAME	S. Buccafusco
   PHONE 908-598-0909

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tradition Capital Management, LLC
Address: 129 Summit Avenue
	 Summit, NJ 07901

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sharon Buccafusco, Associate Compliance Officer
Phone:   908-598-0909


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     8742   127980 SH       Sole                    65224             62756
Abbott Laboratories            COM              002824100     9629   167236 SH       Sole                    92646             74590
Adobe Systems                  COM              00724F101      525    13300 SH       Sole                     5075              8225
Akamai Tech                    COM              00971T101     7178   411562 SH       Sole                   236197            175365
Amdocs Limited                 COM              G02602103    10667   389601 SH       Sole                   214256            175345
Anheuser-Busch                 COM              035229103      535     8250 SH       Sole                     1224              7026
Apache                         COM              037411105     9471    90823 SH       Sole                    50831             39992
Avery Dennison                 COM              053611109     2698    60658 SH       Sole                    34248             26410
BP PLC ADS                     COM              055622104     1198    23870 SH       Sole                    14521              9349
Bank of America                COM              060505104      221     6309 SH       Sole                     1309              5000
Barrick Gold Corp.             COM              067901108     9168   249538 SH       Sole                   136301            113237
Becton Dickinson               COM              075887109      341     4250 SH       Sole                      950              3300
Bed Bath & Beyond              COM              075896100      278     8850 SH       Sole                     4150              4700
Berkshire Hathaway Class A     COM              084670108      392        3 SH       Sole                        1                 2
Berkshire Hathaway Class B     COM              084670207      857      195 SH       Sole                       67               128
Chevron                        COM              166764100     1377    16692 SH       Sole                    10297              6395
Chubb Corp                     COM              171232101     8193   149234 SH       Sole                    81879             67355
Cisco Systems                  COM              17275R102      350    15525 SH       Sole                    10370              5155
Coca-Cola Company              COM              191216100     8967   169568 SH       Sole                    92583             76985
Coeur d'Alene Mines            COM              192108108     6448  4214380 SH       Sole                  2198265           2016115
Colgate-Palmolive              COM              194162103      755    10025 SH       Sole                     4025              6000
ConocoPhillips                 COM              20825C104    12759   174183 SH       Sole                    90321             83862
Devon Energy                   COM              25179M103      289     3165 SH       Sole                     1665              1500
Diamond Offshore Drilling      COM              25271C102     5341    51829 SH       Sole                    30284             21545
Digital Creative Dev CP        COM              25384B108        0    10000 SH       Sole                                      10000
E.I. DuPont de Nemour          COM              263534109      460    11417 SH       Sole                     4887              6530
Ecolab                         COM              278865100      471     9700 SH       Sole                     3350              6350
Emerson Electric               COM              291011104      303     7440 SH       Sole                     2875              4565
Endurance Specialty Holdings   COM              G30397106     6693   216475 SH       Sole                   117785             98690
Exxon Mobil                    COM              30231G102     6088    78396 SH       Sole                    39551             38845
Foster Wheeler Ltd             COM              G36535139     6300   174454 SH       Sole                    97954             76500
General Electric               COM              369604103     4973   195019 SH       Sole                    99312             95707
Google Inc.                    COM              38259P508     4976    12424 SH       Sole                     6965              5459
Hain Celestial                 COM              405217100     9216   334757 SH       Sole                   173182            161575
Hansen Natural                 COM              411310105    14281   472092 SH       Sole                   258792            213300
IBM Corp                       COM              459200101      334     2854 SH       Sole                      714              2140
Illinois Tool Works            COM              452308109      391     8800 SH       Sole                     8800
Intel                          COM              458140100      239    12740 SH       Sole                     9840              2900
Interdigital Inc.              COM              45867G101     6140   255295 SH       Sole                   139810            115485
Interep Natl Radio Sales       COM              45866V109        0    10000 SH       Sole                    10000
J P Morgan Chase               COM              46625H100      215     4606 SH       Sole                     4606
Johnson & Johnson              COM              478160104    11660   168308 SH       Sole                    88505             79803
Kellogg Company                COM              487836108      208     3700 SH       Sole                     3700
Kimberly-Clark                 COM              494368103     9283   143167 SH       Sole                    76172             66995
Marathon Oil Corp              COM              565849106     9807   245973 SH       Sole                   136826            109147
McDonald's                     COM              580135101      203     3293 SH       Sole                     1843              1450
Microsoft                      COM              594918104    12773   478574 SH       Sole                   263339            215235
Nabors Ind Ltd                 COM              G6359F103      336    13465 SH       Sole                     7120              6345
Nike Inc- Cl 'B'               COM              654106103     7696   115045 SH       Sole                    62598             52447
Noble Energy                   COM              655044105      456     8201 SH       Sole                     5201              3000
Nokia Corporation              COM              654902204     9038   484605 SH       Sole                   278445            206160
Novartis AG-ADR                COM              66987V109     6079   115039 SH       Sole                    65814             49225
NutriSystem                    COM              67069d108     6640   374710 SH       Sole                   207400            167310
PPG Industries                 COM              693506107      246     4225 SH       Sole                     3675               550
Parker Hannifin                COM              701094104     6213   117236 SH       Sole                    65055             52181
PepsiCo                        COM              713448108     8990   126136 SH       Sole                    65826             60310
Pfizer                         COM              717081103      101     5471 SH       Sole                     5471                 0
Portal Resources Ltd           COM              736114109        2    20000 SH       Sole                    20000
Proctor & Gamble               COM              742718109     1228    17616 SH       Sole                    11751              5865
Prudential Financial           COM              744320102    15084   209503 SH       Sole                   112655             96848
Royal Dutch Shell PLC - ADR B  COM              780259107      299     5230 SH       Sole                     1855              3375
Sabine Royalty Trust           COM              785688102      507     9075 SH       Sole                     1375              7700
Sanofi-Aventis                 COM              80105N105     9890   300892 SH       Sole                   168487            132405
Schering-Plough                COM              806605101    12207   660912 SH       Sole                   362992            297920
Schlumberger Ltd.              COM              806857108      306     3925 SH       Sole                     1925              2000
Smithtown Bancorp              COM              832449102      365    16233 SH       Sole                     8085              8148
Symantec Corporation           COM              871503108      270    13800 SH       Sole                     7100              6700
Synchronoss Technologies Inc.  COM              87157B103     2349   249660 SH       Sole                   140690            108970
Sysco Corporation              COM              871829107      208     6750 SH       Sole                     1350              5400
Terex Corp                     COM              880779103     9656   316395 SH       Sole                   184315            132080
Teva Pharmaceutical            COM              881624209    11963   261249 SH       Sole                   138478            122771
Transocean                     COM              G90073100     8676    78992 SH       Sole                    42044             36948
Trinity Industries             COM              896522109     5795   225240 SH       Sole                   124460            100780
U.S. Bancorp                   COM              902973304      573    15900 SH       Sole                     6600              9300
Unilever N.V.                  COM              904784709      413    14671 SH       Sole                     5387              9284
Unilever PLC ADR               COM              904767704     1223    44940 SH       Sole                    27915             17025
Union Pacific                  COM              907818108      165     2313 SH       Sole                      747              1566
United Technologies            COM              913017109      708    11795 SH       Sole                     8245              3550
Vasco Data Security Intl       COM              92230Y104     2626   253470 SH       Sole                   139675            113795
Vodafone Group PLC ADS         COM              92857W209    10371   469288 SH       Sole                   253079            216209
Vulcan Materials Co. (Holding  COM              929160109      245     3290 SH       Sole                      940              2350
Wal-Mart Stores                COM              931142103      484     8074 SH       Sole                     1624              6450
Walt Disney                    COM              254687106    12507   407532 SH       Sole                   220987            186545
Watts Water Technology         COM              942749102     3606   131845 SH       Sole                    74590             57255
Wyeth                          COM              983024100      296     8000 SH       Sole                     4200              3800
XTO Energy Inc.                COM              98385X106     7333   157624 SH       Sole                    92833             64791
Midcap SPDR Trust Series 1     COM              595635103      510 3869.035 SH       Sole                 3645.766           223.269
S&P 500 Index SPDR Trust Serie COM              78462F103     1917 16523.470 SH      Sole                14045.937          2477.533
Schwab S&P 500 Index Fund      COM              808509855      294 16010.835 SH      Sole                15319.839           690.996
iShares MSCI EAFE Index Fund   COM              464287465     1684 29912.996 SH      Sole                25237.675          4675.320

/TEXT
/DOCUMENT
/SUBMISSION